Accounting policies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Profit (loss)	€ 113,545	€ (8,606)	€ 182,269
Cash flows from (used in) operating activities	283,583	132,849	166,836
Current assets (liabilities)	109,300	101,300
Retained profit	260,080	240,618
Research and development costs	10,500	15,800	17,700
Current tax expense (income), related to Pillar Two income taxes	700
Potential tax effect form change in tax rate, related to Pillar Two income taxes	15,200
Rent expense	2,200	3,100	€ 600
Digital Gaming Corporation Limited
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ (36,800)	€ (35,900)